ACACIA CAPITAL CORPORATION
                          CALVERT RESPONSIBLY INVESTED
                          CAPITAL ACCUMULATION PORTFOLIO

                         Prospectus dated May 1, 1996

                     Date of Supplement: December 18, 1996

Please note the following change to Page 9 of the Prospectus:

     Scott S. Johnston is no longer associated with Apodaca-Johnston Capital Management, Inc. Apodaca-Johnston is one of the Fund's sub-advisors.